Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Business combinations

(a)	Business combinations
A business combination is an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that consist of inputs and processes, including operational processes that, when applied to those inputs, have the ability to create outputs that provide a return to the Company and its shareholders. A business also includes those assets and liabilities that do not necessarily have all the inputs and processes required to produce outputs but can be integrated with the inputs and processes of the Company to create outputs.
When acquiring a set of activities or assets in the exploration and development stage, which may not have outputs, the Company considers other factors to determine whether the set of activities or assets is a business.
Business combinations are accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recorded at their fair values at the acquisition date. The acquisition date is the date at which the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires the assets and assumes the liabilities of the acquiree. The Company considers all relevant facts and circumstances in determining the acquisition date.
The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of the assets at the acquisition date transferred by the Company, the liabilities, including contingent consideration, incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. The measurement date for equity interests issued by the Company is the acquisition date. Acquisition-related costs are expensed as incurred.
Non-controlling
interests (“NCI”) are the equity in a subsidiary not attributable, directly or indirectly, to a parent. NCI are recorded at their proportionate share of the fair value of identifiable net assets acquired on initial recognition. Goodwill is recognized as the sum of the total consideration (acquisition date fair value) transferred by the Company, including contingent consideration and the NCI in the acquiree, less the fair value of net assets acquired.

Revenue recognition
(b)	Revenue recognition
Revenue is generated from the sale of gold doré with each shipment considered a separate performance obligation. The Company recognizes revenue at the point when the customer obtains control of the product. Control is transferred when title has passed to the purchaser, the customer controls the risks and rewards of ownership and the Company has the present right to payment for the delivery of gold doré. Sales proceeds from saleable gold produced during the testing phase before a mine is determined to be operating in the manner intended by management is deducted from capitalized mine development costs.

Cash and cash equivalents
(c)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand with banks and highly liquid investments with a maturity date at purchase of less than 90 days.

Restricted cash
(d)	Restricted cash
Restricted cash consists of deposits held as security for income tax assessments and letters of credit.

Inventory
(e)	Inventory
Finished goods,
work-in-process,
heap leach ore and stockpiled ore are valued at the lower of weighted average production cost and net realizable value. Production costs include the cost of raw materials, direct labour and materials, mine-site overhead expenses and depreciation and depletion of mining interests. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and long-term metal prices less estimated future production and selling costs to convert the inventories into saleable form.
The recovery of gold from certain ores is achieved through the heap leaching process. Under this method, ore is placed on leach pads where it is treated with a chemical solution which dissolves the gold contained in ore. The resulting solution is further processed in a plant where the gold is recovered. For accounting purposes, costs are added to ore on leach pads for current mining and leaching costs, including applicable depreciation, depletion and amortization relating to mining interests and purchase price allocations. Costs are removed from ore on leach pads as ounces of gold are recovered based on the average cost per recoverable ounce on the leach pad.
Estimates of recoverable gold on the leach pads are calculated from the quantities of ore placed on the leach pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data), and a recovery percentage (based on ore type). Although the quantities of recoverable gold placed on each leach pad are reconciled by comparing the grades of ore placed on the leach pad to the quantities actually recovered, the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. The recovery of gold from the leach pad is not known until the leaching process has concluded. In the event the Company determines, based on engineering estimates, that a quantity of gold or other metal contained in ore on leach pads is to be recovered over a period exceeding 12 months, that portion is classified as non-current.
Work-in-process
inventory represents materials that are currently in the process of being converted into finished goods. The average production cost of finished goods represents the average cost of work-in-process
inventories incurred prior to the refining process, plus applicable refining costs and associated royalties.
Consumable stores inventory includes the costs of consumables used in operations and is valued at the lower of average cost and net realizable value, with replacement costs being the typical measure of net realizable value.
Write-downs of inventory are reported in current period operating costs. The Company may reverse a write-down in the event there is a subsequent increase in the net realizable value of the inventory.

Exploration and evaluation expenditures

(f)	Exploration and evaluation expenditures
Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes exploratory drilling and sampling, surveying transportation and infrastructure requirements, and gathering exploration data through geophysical studies.
The Company capitalizes significant direct costs of acquiring resource property interests. Option payments are considered acquisition costs if the Company has the intention of exercising the underlying option.
Exploration, evaluation and property maintenance costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contains proven and probable reserves are expensed as incurred up to the date of establishing that property costs are economically recoverable, that the project is technically feasible and upon receipt of project development approval from the Board of Directors. Approval from the Board of Directors will be dependent upon the Company obtaining necessary permits and licenses to develop the mineral property. When approval for project development is received, the related capitalized exploration and evaluation costs are assessed for impairment and the related carrying value is then reclassified to mineral property. If no economically viable ore body is discovered, previously capitalized acquisition costs are expensed in the period that the property is determined to be uneconomical or abandoned. Value-added taxes are included in exploration and evaluation costs when the recoverability of these amounts is uncertain.
Although the Company has taken steps to verify title to exploration and evaluation properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers, and non-compliance
with regulatory requirements or title may be affected by undetected defects.

Mineral properties, plant and equipment
(g)	Mineral properties, plant and equipment

(i)	Mineral properties and mine development costs
Development expenditures are those incurred subsequent to the establishment of economic recoverability and after receipt of project approval from the Board of Directors. Development costs are capitalized and included in the carrying amount of the related property.
Mineral property and mine development costs capitalized are amortized using the units-of-production
method over the estimated recoverable ounces, which is the estimated total ounces to be extracted in current and future periods based on proven and probable reserves and, in the case of certain underground mines, certain measured, indicated and inferred resources.

Deferred stripping costs
(ii)	Deferred stripping costs
Stripping activity that improves access to ore is accounted for as an addition to or enhancement of an existing asset. Stripping activity assets are recognized when the following three criteria are met:

●	It is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the entity;

●	The Company can identify the component of the ore body for which access has been improved; and

●	The costs relating to the stripping activity associated with that component can be measured reliably.
During the development of a mine, stripping costs are capitalized and included in the carrying amount of the assets that they relate to within mineral properties, plant and equipment. These assets are amortized on a units-of-production
basis over the remaining proven and probable reserves of the respective components.
During the production phase of a mine, stripping costs incurred to provide access to sources of reserves that will be produced in future periods that would not have otherwise been accessible are capitalized and included in the carrying amount of the related mining property. Stripping costs incurred and capitalized during the production phase are depleted using the units-of-production
method over the reserves that directly benefit from the specific stripping activity. Costs incurred for regular waste removal that do not give rise to future economic benefits are considered as costs of sales and included in operating expenses.

Plant and equipment
(iii)	Plant and equipment
Plant and equipment is carried at cost, less accumulated amortization and accumulated impairment losses. The cost of an item of plant and equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, initial estimates of the costs of dismantling and removing an item and restoring the site on which it is located and, where applicable, borrowing costs.
The carrying amounts of plant and equipment are depreciated using either the straight-line or units-of-production
method over the shorter of the estimated useful life of the asset or the life of mine. The significant classes of depreciable plant and equipment and their estimated useful lives are as follows:

Asset class	Estimated useful life (years)
Fixed plant and related components and infrastructure	Units-of-production over life of mine
Mobile equipment	3-10 years
The Comp
a
ny conducts an annual assessment of the residual balances, useful lives and depreciation methods being used for plant and equipment and any changes arising from the assessment are applied by the Company prospectively.

Investments in Associates
(h)	Investments in Associates
An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those decisions. The Company is presumed to have significant influence if it holds, directly or indirectly, 20% or more of the voting power of the investee, unless it can be clearly demonstrated that the Company does not have significant influence.
The Company accounts for its investment in associate using the equity method. Under the equity method, the Company’s investment in associate is initially recognized at cost and subsequently increased or decreased to recognize the Company’s share of net income (loss) and other comprehensive income (loss) of the associate, after any other adjustments for movement in the associate’s reserves, and for impairment losses after the initial recognition date. The Company’s share of income or losses of its associate are recognized in net income (loss) during the period. Dividends and repayments of capital received from the associate are accounted for as a reduction in the carrying amount of the Company’s investment.
At the end of each reporting period, the Company assesses whether there is any objective evidence that an investment in an associate is impaired. Objective evidence includes the observable data indicating there is a measurable decrease in the estimated future cash flows of the investee’s operations. When there is objective evidence that an investment is impaired, the carrying amount of such investment is compared to its recoverable amount, being the higher of its fair value less costs of disposal and value in use. If the recoverable amount of an investment is less than its carrying amount, the carrying amount is reduced in the period in which the relevant circumstances are identified.

Goodwill
( i )	Goodwill
Goodwill may arise on or from the Company’s acquisitions and is not amortized. The Company performs an impairment test for goodwill annually and when events or changes in circumstances indicate that the related carrying amount may not be recoverable. If the carrying amount of an operation, which is the cash-generating unit to which goodwill has been allocated, exceeds the recoverable amount, an impairment loss is recognized for the amount of the excess.
The impairment loss is allocated first to reduce the carrying amount of goodwill allocated to the operation to nil and then to the other assets based on the relative carrying amounts of those assets. Impairment losses recognized for goodwill are not reversed in subsequent periods.

Financial instruments
( j )	Financial instruments
Financial instruments are recognized initially at fair value. Subsequent to initial recognition, financial instruments are classified and measured as described below.
Transaction costs associated with financial instruments, carried at fair value through profit or loss, are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the asset or the liability.

(i)	Amortized cost
Financial assets are recorded at amortized cost if both of the following criteria are met: 1) the objective of the Company’s business model for these financial assets is to collect their contractual cash flows; and 2) the asset’s contractual cash flows represent ‘solely payments of principal and interest’.
The Company’s cash and cash equivalents, accounts receivable and deposits, receivables from asset sales, and reclamation bonds are recorded at amortized cost as they meet the required criteria.

(ii)	Financial assets recorded at fair value through income (loss)
Financial assets are classified at fair value if they are acquired for the purpose of selling in the near term. Gains or losses on these items are recognized in net income (loss). The Company’s marketable securities are classified as financial assets measured at fair value through income (loss).

(iii)	Financial liabilities
Accounts payable and accrued liabilities, loans and borrowings and certain other long-term liabilities are accounted for at amortized cost using the effective interest rate method. The amortization of debt issue costs is calculated using the effective interest rate method.

Derivative liabilities
( k )	Derivative liabilities
Derivatives are initially recognized at their fair value on the date the derivative contract is entered into and transaction costs are expensed. The Company’s derivatives are subsequently re-measured
at their fair value at each statement of financial position date with changes in fair value recognized in net income or loss.
As the exercise price of certain of the Company’s share purchase warrants is fixed in Canadian dollars, and the functional currency of the Company is the US dollar, these warrants are considered a derivative as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these share purchase warrants are classified and accounted for as a derivative liability. The fair value of the warrants is determined using the Black Scholes option pricing model at the period-end
date or the market price on the TSX for warrants that are trading.
Derivatives embedded in other financial instruments or other host contracts are treated as separate derivatives when their risks and characteristics are not closely related to their host contracts.

Leases
(l)	Leases
A contract is or contains a lease when the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.
The Company recognizes a
right-of-use
asset and lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses, and adjusted for certain remeasurements of the lease liability. The cost of the right-of-use
asset includes the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date, less any lease incentives received and any initial direct costs and, if applicable, an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The incremental borrowing rate reflects the rate of interest that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. Generally, the Company uses its incremental borrowing rate as the discount rate.
The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee or, as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
The Company does not recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and leases with lease terms that are less than 12 months. Lease payments associated with these leases are instead recognized as an expense over the lease term on either a straight-line basis, or another systematic basis if more representative of the pattern of benefit.
The Company has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use
assets recognized.
The Company presents
right-of-use
assets in the same line item as it presents underlying assets of the same nature that it owns. The Company presents lease liabilities in other liabilities in the statement of financial position.

Provisions
(m)	Provisions

(i)	Reclamation and restoration provisions
The Company is subject to environmental laws and regulations. Provisions for closure and reclamation costs are recognized at the time the legal or constructive obligation first arises which is generally the time that the environmental disturbance occurs. Upon initial recognition of the provision, the corresponding cost is added to the carrying amount of mineral properties, plant and equipment and is amortized using the same method as applied to the specific asset. Following the initial recognition of the provision, the carrying amount is increased for unwinding of the discount and for changes to the discount rate and the amount or timing of cash flows needed to settle the obligation. The unwinding of the discount is recognized as finance expense in net income or loss while the effect of the changes to the discount rate and the amount or timing of cash flows are recognized in mineral properties, plant and equipment.
Due to uncertainties inherent in environmental remediation, the ultimate cost of future site closure and reclamation could differ from the amounts provided. The estimate of future site closure and reclamation costs is subject to change based on amendments to laws and regulations, changes in technologies, price increases and changes in interest rates, and as new information concerning the Company’s closure and reclamation obligations becomes available. Such changes are reflected prospectively in the determination of the provision.

(ii)	Other provisions
A provision is recognized if, because of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflect the current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance expense.

Share capital
(n)	Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity, net of any tax effects. Proceeds related to the issuance of units are allocated between the common shares and warrants on a relative fair value basis where warrants are classified as equity instruments. For warrants classified as derivative liabilities, the fair value of the warrants is determined with the residual amount allocated to the common shares.

Impairment

(o)	Impairment

(i)	Non-financial assets
The carrying amounts of the Company’s
non-financial
assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested for impairment at least annually regardless of whether an indicator of impairment exists.
The recoverable amount of an asset is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs to sell is the amount obtainable from the sale of an asset or cash generating unit in an arm’s length transaction between knowledgeable, willing parties, less costs of disposal. When a binding sale agreement is not available, fair value less costs to sell is estimated using a discounted cash flow approach with inputs and assumptions consistent with those at market. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of cash inflows of other assets or groups of assets (the “cash generating unit” or “CGU”). This generally results in the Company evaluating its non-financial
assets on a
property-by-property
basis.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its estimated recoverable amount. Impairment losses are recognized in net income or loss. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount. An impairment charge is reversed through net income or loss only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of any applicable depreciation, if no impairment loss had been recognized. An impairment loss for goodwill is not reversed.

(ii)	Financial assets
The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for the financial assets is measured at an amount equal to lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the credit risk on the financial asset has not increased significantly since initial recognition, the loss allowance is measured for the financial asset and amount equal to the twelve-month expected credit losses. For trade receivables, the Company applies the simplified approach to providing for expected credit losses, which allows the use of a lifetime expected loss provision.
Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

Share-based payments
(p)	Share-based payments

(i)	Stock options
The Company grants stock options to acquire common shares to directors, officers and employees. The Board of Directors determines the specific grant terms within the limits set by the Company’s stock option plan.
The fair value of the estimated number of stock options that will eventually vest, determined as of the date of the grant, is recognized as share-based compensation expense over the vesting period of the stock options, with a corresponding increase in shareholders’ equity (in other reserves). The total amount recognized as an expense is adjusted to reflect the number of options expected to vest at each reporting date.
The cost of the stock options is measured using the estimated fair value at the date of the grant determined using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the expected term of the option and stock price volatility. The expected term of the options granted is determined based on historical data on the average hold period before exercise, cancellation or expiry. Expected volatility is estimated with reference to the historical volatility of the share price of the Company. These estimates involve inherent uncertainties and the application of management judgement.

(ii)	Restricted share units (“RSUs”)
The Company grants to employees, officers, directors and consultants, RSUs in such numbers and for such terms as may be determined by the Board of Directors. RSUs granted under the RSU Plan are exercisable into common shares for no additional consideration after the vesting conditions, as specified by the Board of Directors, are met. RSUs are measured at fair value on the date of grant and the corresponding share-based compensation is recognized over the vesting period in cost of sales, exploration or general and administration expenses, as applicable.
In addition to service conditions, RSUs may have performance-based vesting conditions (“pRSU”). Share-based compensation for these pRSUs is measured on the grant date but is recognized only when it is more likely than not that the performance vesting conditions will be met.

Employee benefits
(q)	Employee benefits
Short-term employee benefit obligations are recognized as personnel expenses as the corresponding service is provided. Liabilities are recognized at the amount that is expected to be paid if the Company has a present legal or constructive obligation to pay that amount based on past services rendered by the employee, and the obligation can be estimated reliably. There are no long-term employee benefits.

Borrowing costs
(r)	Borrowing costs
Borrowing costs directly attributable to the acquisition, construction/development or exploration of a qualifying asset are capitalized during the period of time that is necessary to complete and prepare the asset for its intended use or sale. Other borrowing costs are expensed as finance expense in the period in which they are incurred.

Income tax
(s)	Income tax
Income tax on income or loss comprises current and deferred tax. Income tax is recognized in net income or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.
Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable or receivable related to previous years.
Deferred tax is recognized for differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recorded for temporary differences related to the initial recognition of assets or liabilities that affect neither accounting nor taxable profit, temporary differences arising on the initial recognition of goodwill and temporary differences relating to the investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse based on laws that have been enacted or substantively enacted at period end.
A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.
Tax assets and liabilities are offset when there is a legally enforceable right to offset tax assets against tax liabilities and when they are related to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Income (loss) per share
(t)	Income (loss) per share
Basic income (loss) per share (“EPS”) is calculated by dividing the income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the income or loss attributable to common shareholders and the weighted average number of shares outstanding for the effects of all dilutive potential common shares, which comprise warrants, convertible debentures, options and RSUs. The dilutive effect of warrants, options and RSUs assumes that the proceeds to be received on exercise are applied to repurchase common shares. Dilutive warrants, options and RSUs are only included in the dilutive calculations to the extent exercise prices are below the average market price of the common shares.

Comparative information
(u)	Comparative information
Certain comparative amounts have been reclassified to conform with the current year’s financial statement presentation. Such reclassifications were not considered material.